Stockholders Equity (Details)	Dec. 31, 2014 shares
Stockholders Equity Details
Common shares of Cybergy issued	20,520,229
Shares issuable upon conversion of convertible debentures	80,313,600
Series C preferred stock: Additional shares issued with convertible debentures	82,873,600
Series C preferred stock: Shares issued to Partners common stock shareholders	368,910,305
Series C preferred stock: Shares issued to MKHD Series A preferred shareholders	48,434,471
Series C preferred stock: Shares issued to consultants	23,565,940
Series C preferred stock: Warrants	7,063,775
Series C preferred stock: Unvested stock option grants	17,779,862
Total	649,461,782